Organization and Nature of Operations (Details)					12 Months Ended
	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Apr. 20, 2021 USD ($)	Jan. 07, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 05, 2022 USD ($)	Jan. 05, 2022 CNY (¥)
Organization and Nature of Operations (Details) [Line Items]
Paid in capital					$ 27,170,000	¥ 189,600,000
Consideration amount	$ 468,973	¥ 3,060,000	$ 300,000
Operating revenue parentage	1.00%	1.00%	1.00%
Capital contribution							$ 14,400,000	¥ 100,000,000
Ownership interest amount							$ 7,000,000	¥ 49,000,000
Effective service agreement				20 years	20 years	20 years
After income tax percentage					50.00%	50.00%
Voting rights proxy agreement				20 years
Dongguan Suxing [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage	51.00%	51.00%
Diaobingshan Hengde Logistics Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage			51.00%
Ningde Shengfeng.[Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage							51.00%	51.00%
Fuzhou Puhui Technology Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Ownership interest							49.00%	49.00%
Ningde Shengfeng Logistics Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage							49.00%	49.00%